Consolidated Statement of Changes in Equity - CHF (SFr)	Total	Share Capital	Share Premium	Foreign Currency Translation Reserve	Accumulated Deficit
Balance at beginning of period at Dec. 31, 2014	SFr 53,282,793	SFr 11,604,156	SFr 93,861,171	SFr (51,109)	SFr (52,131,426)
Other comprehensive income/(loss):
Net loss	(29,705,063)				(29,705,063)
Other comprehensive loss	(66,628)			(12,712)	(53,916)
Total comprehensive loss attributable to owners of the Company	(29,771,691)			(12,712)	(29,758,979)
Issue of ordinary shares associated with Initial Public Offering (IPO) and follow-on offering	21,714,877	2,110,000	19,604,877
Transaction costs	(643,796)		(643,796)		0
Share issuance costs	(211,142)		(211,142)		0
Share based payments	311,671		0		311,671
Share options exercised	59,200	7,400	51,800		0
Balance at end of period at Dec. 31, 2015	44,741,912	13,721,556	112,662,910	(63,821)	(81,578,733)
Other comprehensive income/(loss):
Net loss	(30,662,251)				(30,662,251)
Other comprehensive loss	(413,825)			(19,723)	(394,102)
Total comprehensive loss attributable to owners of the Company	(31,076,076)			(19,723)	(31,056,353)
Issue of bonus shares	188,092	10,325	177,767
Share issuance costs	(1,862)		(1,862)
Share based payments	290,783				290,783
Balance at end of period at Dec. 31, 2016	14,142,849	13,731,881	112,838,815	(83,544)	(112,344,303)
Other comprehensive income/(loss):
Net loss	(24,409,474)				(24,409,474)
Other comprehensive loss	322,477			50,497	271,980
Total comprehensive loss attributable to owners of the Company	(24,086,997)			50,497	(24,137,494)
Issue of ordinary shares associated with Initial Public Offering (IPO) and follow-on offering	7,948,603	5,617,675	2,330,928
Transaction costs	(521,515)		(521,515)
Share based payments	354,851				354,851
Balance at end of period at Dec. 31, 2017	SFr (2,162,209)	SFr 19,349,556	SFr 114,648,228	SFr (33,047)	SFr (136,126,946)